SCHEDULE OF BORROWING (Details) - AUD ($)	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about borrowings [abstract]
Other loan Current
Other loan Non-current		52,252
Other loan Current and Non-Current		$ 52,252